Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Significant Transactions with Related Parties

The following provides the significant transactions that have been entered into with related parties for the relevant financial year.

	31.12.2016	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	RMB’000	US$’000

		(Restated)

Sales of engines and materials
- associates and joint ventures	219,724	412,591	439,106	65,635
- SHC (including its subsidiaries and affiliates)	447,509	455,061	406,422	60,750
Purchase of material, supplies and engines
- associates and joint ventures	308,610	914,211	1,192,322	178,222
- SHC (including its subsidiaries and affiliates)	1,028,358	1,221,421	1,589,638	237,610
Purchase of service
- a joint venture	2,121	2,543	—	—
Hospitality, restaurant, consultancy and other service income charged to
- a joint venture	—	14,241	3,456	517
- SHC (including its subsidiaries and affiliates)	13,634	25,728	24,015	3,590
Rental income
- SHC (including its subsidiaries and affiliates)	5,454	4,483	3,886	581
- a joint venture	—	—	1,937	290
Property management service expenses
- an associates	20,976	—	—	—
- SHC (including its subsidiaries and affiliates)	—	22,212	26,547	3,968
Leasing expenses
- SHC (including its subsidiaries and affiliates)	4,715	8,676	25,705	3,842
General and administrative expenses
- SHC (including its subsidiaries and affiliates)	14,309	20,215	21,607	3,230
- HLA (including its affiliates)	6,887	6,913	6,639	992
Delivery, storage, distribution and handling expenses
- SHC (including its subsidiaries and affiliates)	193,258	210,406	228,195	34,109
Purchases of vehicles and machineries
- SHC (including its subsidiaries and affiliates)	—	52,443	6,144	918
Purchases of additional shareholding in a subsidiary from
- SHC (including its subsidiaries and affiliates) (i)	—	1,335	—	—
Disposal of shareholding in an associate to
- SHC (including its subsidiaries and affiliates) (ii)	—	1,833	—	—

Note:

(i)	In June 2017, GYAMC acquired 25% of equity interest in Crankshaft from State Holding Company with a purchase consideration of RMB 1.3 million.

(ii)	In August 2017, YEMC disposed its 30% equity interest in Property Management to State Holding Company for a consideration of RMB 1.9 million.

Compensation of Key Management Personnel

Compensation of key management personnel of the Group

	31.12.2016	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	RMB’000	US$’000

Short-term employee benefits	31,975	40,831	39,703	5,935
Contribution to defined contribution plans	415	385	335	50
Cost of share-based payment	4,387	1,294	—	—

	36,777	42,510	40,038	5,985